Trade and other payables - Schedule of trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Derivatives	$ 146	$ 404
Total non-current other payables	146	404
Trade payables	42,032	24,696
Accrued expenses	43,898	35,212
Accrued payroll	2,724	2,121
Dividends payable	16,301	547
Accrued interest	0	8,910
Deferred income	17,355	17,542
Other payables	1,703	1,441
Total current trade and other payables	$ 124,013	$ 90,469